Related Entity Activities (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 30, 2015	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Entity Activities (Textual)
3D Savings Center kiosks initial purchase price		$ 2,000,000
3D Savings Center kiosks initial purchase price, Description		ProDava 3D may purchase up to $50 million in 3D Savings Center kiosks. The agreement calls for an initial purchase of $2 million of 3D Savings Center kiosks.
Revenue from related party			$ 49,842	$ 1,118,925	$ 4,929,346	$ 365,068
Total accounts receivables					0	0
Unearned revenue			3,369,774		$ 3,419,616	$ 2,241,820
Advance from related party			$ 2,453,159
Preferred stock, shares issued	1,000
Sale of stock description	"Super Voting Preferred Stock Series A" for $0.10 per share and the closing price of the Company's Common Stock was $0.08 per share, as reported on the Over-the-Counter Markets (OTCQB) on the date prior to the date the Board approved the transaction.
Preferred stock redemption price	$ 0.10
Preferred stock, voting rights description	Shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (a) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (b) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company.
Purchase Agreement [Member]
Related Entity Activities (Textual)
Preferred stock, voting rights description	(i) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (ii) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company. For so long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company's common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares Voting.
Chief Executive Officer [Member] | Purchase Agreement [Member]
Related Entity Activities (Textual)
Preferred stock, shares issued	1,000